N-4	Dec. 31, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIFLEX SEPARATE ACCOUNT
Entity Central Index Key	0000740583
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Variflex
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money from your Contract within 8 years following your first
Purchase Payment, you may be assessed a surrender charge of up to 8% (as a percentage of the portion of the withdrawal amount consisting of Purchase
Payments), declining to 0% over that time period.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $8,000. This loss will be greater if there are taxes or tax penalties.
Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
Transaction Charges	Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).	Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Interest on any
Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Charges and Deductions – Mortality and Expense Risk Charge Charges and Deductions – Account Adminis- tration Charge Appendix A – Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.22%
	Investment options[2] (Underlying Fund fees and expenses)	0.61%	2.44%
	1 As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge. 2 As a percentage of Underlying Fund average net assets.

There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,634.86	Highest Annual Cost: $3,004.29
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge and Underlying
Fund fees and expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from your Contract within 8 years following your first
Purchase Payment, you may be assessed a surrender charge of up to 8% (as a percentage of the portion of the withdrawal amount consisting of Purchase
Payments), declining to 0% over that time period.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $8,000. This loss will be greater if there are taxes or tax penalties.
Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges	Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).	Not Applicable

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Interest on any
Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Charges and Deductions – Mortality and Expense Risk Charge Charges and Deductions – Account Adminis- tration Charge Appendix A – Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.22%
	Investment options[2] (Underlying Fund fees and expenses)	0.61%	2.44%
	1 As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge. 2 As a percentage of Underlying Fund average net assets.

There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,634.86	Highest Annual Cost: $3,004.29
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge and Underlying
Fund fees and expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.22%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.22%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.61%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.44%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund average net assets.
Lowest and Highest Annual Cost [Table Text Block]

There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,634.86	Highest Annual Cost: $3,004.29
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge and Underlying
Fund fees and expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans

Lowest Annual Cost [Dollars]	$ 1,634.86
Highest Annual Cost [Dollars]	$ 3,004.29
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate
Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral mean the Contract is more beneficial to investors with a long time horizon.
Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
Risks Associated with Investment Options
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract.
●Each investment option (including the Fixed Account option, if available) has its own unique risks.
●You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations (including under the Fixed
Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life
Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company

Investment Restrictions [Text Block]	●Certain investment options may not be available under your Contract. ●Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.●There are certain restrictions on transfers between the Fixed Account and Subaccounts. ●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
Optional Benefit Restrictions [Text Block]	●There are no optional benefits available under this Contract.
Tax Implications [Text Block]	●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Maximum Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	8%[1]
Charge
Transfer Processing Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to the Contract Year in which the withdrawal is made. Withdrawals in the first Contract Year are subject to a charge of 8% declining to 0% in Contract Year nine and later. The eight year contingent deferred sales charge schedule is different for the Variflex
Contract – 401(k) and 408(k) and for a Contract issued to a Participant under a Section 403(b) retirement plan sponsored by an institution of higher education as defined in the Texas Education Code. See “Contingent Deferred Sales Charge” and “Withdrawal Charge for Certain Texas
Participants” for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
Charge
Administrative Expenses	$30.00[1]
Net Loan Interest Charge[2]	2.50%
Base Contract Expenses (as a percentage of average Contract Value)[3]	1.20%
1
We call this the account administration charge in your Contract, as well as in other places in this Prospectus. An account administration charge of $30 (or if less, 2% of Contract Value for the Variflex Contract – 401(k) and 408(k)) is deducted at each Contract anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Commencement Date if one of Annuity Options 1 through 4, 9 or 10 is elected; (3) upon payment of a death benefit; and (4) the first deduction of the account administration charge if the Contract has been in force for less than a full calendar year. The account administration charge will be waived if your Contract Value is $25,000 or more and your Contract has been in force eight or more years on the date the charge is to be deducted.
This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your
Contract” earlier in this Prospectus.
2
The net loan cost equals the difference between the amount of interest the Company charges you for a loan, which is 5.5% (5.0% if your
Contract was issued on or after January 4, 1999) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
3
This charge is comprised of the annual mortality and expense risk charge of 1.20%, which is deducted daily. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% of each Subaccount’s average daily net assets. The mortality and expense risk charge also applies during the Annuity Period.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.61%	2.44%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.61%	2.28%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2026.

Transaction Expenses [Table Text Block]	Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Maximum Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	8%[1]
Charge
Transfer Processing Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to the Contract Year in which the withdrawal is made. Withdrawals in the first Contract Year are subject to a charge of 8% declining to 0% in Contract Year nine and later. The eight year contingent deferred sales charge schedule is different for the Variflex
Contract – 401(k) and 408(k) and for a Contract issued to a Participant under a Section 403(b) retirement plan sponsored by an institution of higher education as defined in the Texas Education Code. See “Contingent Deferred Sales Charge” and “Withdrawal Charge for Certain Texas
Participants” for more information.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to the Contract Year in which the withdrawal is made. Withdrawals in the first Contract Year are subject to a charge of 8% declining to 0% in Contract Year nine and later. The eight year contingent deferred sales charge schedule is different for the Variflex Contract – 401(k) and 408(k) and for a Contract issued to a Participant under a Section 403(b) retirement plan sponsored by an institution of higher education as defined in the Texas Education Code. See “Contingent Deferred Sales Charge” and “Withdrawal Charge for Certain Texas Participants” for more information.
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Charge
Administrative Expenses	$30.00[1]
Net Loan Interest Charge[2]	2.50%
Base Contract Expenses (as a percentage of average Contract Value)[3]	1.20%
1
We call this the account administration charge in your Contract, as well as in other places in this Prospectus. An account administration charge of $30 (or if less, 2% of Contract Value for the Variflex Contract – 401(k) and 408(k)) is deducted at each Contract anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Commencement Date if one of Annuity Options 1 through 4, 9 or 10 is elected; (3) upon payment of a death benefit; and (4) the first deduction of the account administration charge if the Contract has been in force for less than a full calendar year. The account administration charge will be waived if your Contract Value is $25,000 or more and your Contract has been in force eight or more years on the date the charge is to be deducted.
This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your
Contract” earlier in this Prospectus.
2
The net loan cost equals the difference between the amount of interest the Company charges you for a loan, which is 5.5% (5.0% if your
Contract was issued on or after January 4, 1999) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
3
This charge is comprised of the annual mortality and expense risk charge of 1.20%, which is deducted daily. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% of each Subaccount’s average daily net assets. The mortality and expense risk charge also applies during the Annuity Period.

Administrative Expense, Maximum [Dollars]	$ 30.00
Administrative Expense, Footnotes [Text Block]	We call this the account administration charge in your Contract, as well as in other places in this Prospectus. An account administration charge of $30 (or if less, 2% of Contract Value for the Variflex Contract – 401(k) and 408(k)) is deducted at each Contract anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Commencement Date if one of Annuity Options 1 through 4, 9 or 10 is elected; (3) upon payment of a death benefit; and (4) the first deduction of the account administration charge if the Contract has been in force for less than a full calendar year. The account administration charge will be waived if your Contract Value is $25,000 or more and your Contract has been in force eight or more years on the date the charge is to be deducted. This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your Contract” earlier in this Prospectus.
Base Contract Expense (of Average Account Value), Current [Percent]	1.20%
Base Contract Expense, Footnotes [Text Block]	This charge is comprised of the annual mortality and expense risk charge of 1.20%, which is deducted daily. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% of each Subaccount’s average daily net assets. The mortality and expense risk charge also applies during the Annuity Period.
Annual Portfolio Company Expenses [Table Text Block]	Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.61%	2.44%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.61%	2.28%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2026.

Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.61%
Portfolio Company Expenses Maximum [Percent]	2.44%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. Withdrawals of Purchase Payments are subject to a withdrawal charge for eight years from the date of the first Purchase Payment. This means that all Purchase Payments will be subject to a withdrawal charge until Contract Year 9. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral mean that this Contract is more beneficial to investors with a long time horizon.Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”Loan Risk — The amount in the Loan Account does not participate in the investment experience of the Subaccounts, therefore, loans can impact the Contract Value and death benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due. If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the total outstanding loan balance will be deemed to be in default for tax reporting purposes.Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract
The following table summarizes information about the standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit – Contract Issue Age 75 or Younger
Provides a death benefit equal to
the greatest of (1) all Purchase
Payments less any withdrawals
(including withdrawal charges),
(2) the Contract Value, or (3) the
stepped-up death benefit, which
is the largest death benefit on any
Contract anniversary that is a
multiple of six and that occurs
prior to the oldest Owner
attaining age 76, plus Purchase
Payments made and less
withdrawals taken since the
applicable Contract anniversary.
There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●For Contracts in effect for six Contract Years or more as of May 1,
1991, the Contract anniversary immediately preceding May 1,
1991, is deemed to be the sixth Contract anniversary for purposes of determining the stepped-up death benefit.
●The stepped-up death benefit will not be included as part of the death benefit calculation if death occurs prior to the end of the sixth Contract Year.
●The calculation of this death benefit differs for Contracts issued in
Florida.

Standard Death Benefit – Contract Issue Age 76 and Older	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals (including withdrawal charges), or the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●The calculation of this death benefit differs for Contracts issued in
Florida.

Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.
●Each payment must be at least $100 (unless we consent
otherwise).
●This option may be elected at any time after the first Contract Year, or during the first Contract Year, if Contract Value is $40,000 or more at the time of election.
●Withdrawals may be subject to income tax and penalties.

Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of those two options.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.
●The Company may discontinue, modify, or suspend the availability of the Asset Reallocation Option at any time.
●You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of those two options.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Waiver of Withdrawal Charge	The Company will waive the withdrawal charge in the event of confinement to a Hospital or Nursing Facility or Terminal Illness, subject to certain conditions	There is no charge for this option.
●The Company reserves the right to have the Contract Owner
examined by a physician of its choice and at its expense to
determine if the Contract Owner is eligible for a waiver.
●The waiver is not available in California.
●The Terminal Illness waiver is not available in New Jersey.

Loans	You may be able to borrow money under your Contract using the Contract Value as the only security for the loan.	Annual net loan interest of up to 2.50%.
●Only available to participants in a tax deferred retirement plan that allows participant loans.
●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.
●Collateral in the Loan Account does not participate in the
investment experience of the Subaccounts, which can impact the
Contract Value and death benefit, even if the loan is repaid in full.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit – Contract Issue Age 75 or Younger
Provides a death benefit equal to
the greatest of (1) all Purchase
Payments less any withdrawals
(including withdrawal charges),
(2) the Contract Value, or (3) the
stepped-up death benefit, which
is the largest death benefit on any
Contract anniversary that is a
multiple of six and that occurs
prior to the oldest Owner
attaining age 76, plus Purchase
Payments made and less
withdrawals taken since the
applicable Contract anniversary.
There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●For Contracts in effect for six Contract Years or more as of May 1,
1991, the Contract anniversary immediately preceding May 1,
1991, is deemed to be the sixth Contract anniversary for purposes of determining the stepped-up death benefit.
●The stepped-up death benefit will not be included as part of the death benefit calculation if death occurs prior to the end of the sixth Contract Year.
●The calculation of this death benefit differs for Contracts issued in
Florida.

Standard Death Benefit – Contract Issue Age 76 and Older	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals (including withdrawal charges), or the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●The calculation of this death benefit differs for Contracts issued in
Florida.

Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.
●Each payment must be at least $100 (unless we consent
otherwise).
●This option may be elected at any time after the first Contract Year, or during the first Contract Year, if Contract Value is $40,000 or more at the time of election.
●Withdrawals may be subject to income tax and penalties.

Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of those two options.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.
●The Company may discontinue, modify, or suspend the availability of the Asset Reallocation Option at any time.
●You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of those two options.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Waiver of Withdrawal Charge	The Company will waive the withdrawal charge in the event of confinement to a Hospital or Nursing Facility or Terminal Illness, subject to certain conditions	There is no charge for this option.
●The Company reserves the right to have the Contract Owner
examined by a physician of its choice and at its expense to
determine if the Contract Owner is eligible for a waiver.
●The waiver is not available in California.
●The Terminal Illness waiver is not available in New Jersey.

Loans	You may be able to borrow money under your Contract using the Contract Value as the only security for the loan.	Annual net loan interest of up to 2.50%.
●Only available to participants in a tax deferred retirement plan that allows participant loans.
●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.
●Collateral in the Loan Account does not participate in the
investment experience of the Subaccounts, which can impact the
Contract Value and death benefit, even if the loan is repaid in full.

Name of Benefit [Text Block]	Name ofBenefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name ofBenefit
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX AUnderlying Funds Available Under the Contract
The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121109. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.15%	25.39%	15.29%	14.79%
Large Cap Growth	ClearBridge Variable Growth – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	1.11%	12.42%	5.83%	5.68%
Small Cap Growth	ClearBridge Variable Small Cap Growth – Class I Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	0.80%	4.50%	5.39%	7.93%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.32%	7.63%	3.73%	4.43%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	0.98%	3.09%	1.01%	2.51%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	30.09%	13.40%	8.85%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.10%	23.92%	9.92%	11.29%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	11.91%	8.12%	7.09%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	0.34%	2.97%	4.10%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	-1.80%	-2.39%	1.52%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.61%	4.72%	2.14%	1.39%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	1.48%	-0.40%	0.67%
Specialty-Sector	Invesco V.I. Health Care – Series I Adviser: Invesco Advisers, Inc.	0.99%	4.17%	3.64%	5.40%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	16.79%	8.83%	7.68%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%
Large Cap Growth	LVIP American Century Ultra – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.92%	28.62%	18.01%	16.29%
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.91%	9.29%	8.41%	8.01%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	2.78%	3.64%	4.95%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	7.46%	5.89%	6.20%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.05%	11.34%	5.61%	6.02%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.13%	10.25%	8.87%	8.54%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.02%	13.46%	9.70%	8.86%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	25.88%	14.10%	12.69%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.15%	32.18%	17.69%	15.83%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.16%	17.37%	9.98%	10.38%
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.27%	8.51%	7.56%	6.57%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.45%	12.76%	7.06%	8.07%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	9.05%	8.67%	8.42%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.14%	12.59%	8.33%	7.69%
Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.15%	25.52%	13.68%	11.18%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty	PIMCO VIT All Asset – Administrative Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.34%	3.74%	4.42%	4.37%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Adminis- trative Class Adviser: Pacific Investment Management Company LLC	2.44%	4.16%	7.10%	1.65%
International Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	1.01%	5.46%	1.34%	2.51%
Short Term Bond	PIMCO VIT Low Duration – Administrative Class Adviser: Pacific Investment Management Company LLC	0.67%	4.50%	1.08%	1.28%
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	1.07%	2.13%	1.93%	2.16%
Small Cap Blend	Royce Micro-Cap – Investment Class Adviser: Royce & Associates, LP	1.18%	13.67%	11.00%	7.28%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121109. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Portfolio Companies [Table Text Block]
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.15%	25.39%	15.29%	14.79%
Large Cap Growth	ClearBridge Variable Growth – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	1.11%	12.42%	5.83%	5.68%
Small Cap Growth	ClearBridge Variable Small Cap Growth – Class I Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	0.80%	4.50%	5.39%	7.93%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.32%	7.63%	3.73%	4.43%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	0.98%	3.09%	1.01%	2.51%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	30.09%	13.40%	8.85%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.10%	23.92%	9.92%	11.29%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	11.91%	8.12%	7.09%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	0.34%	2.97%	4.10%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	-1.80%	-2.39%	1.52%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.61%	4.72%	2.14%	1.39%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	1.48%	-0.40%	0.67%
Specialty-Sector	Invesco V.I. Health Care – Series I Adviser: Invesco Advisers, Inc.	0.99%	4.17%	3.64%	5.40%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	16.79%	8.83%	7.68%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%
Large Cap Growth	LVIP American Century Ultra – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.92%	28.62%	18.01%	16.29%
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.91%	9.29%	8.41%	8.01%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	2.78%	3.64%	4.95%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	7.46%	5.89%	6.20%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.05%	11.34%	5.61%	6.02%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.13%	10.25%	8.87%	8.54%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.02%	13.46%	9.70%	8.86%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	25.88%	14.10%	12.69%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.15%	32.18%	17.69%	15.83%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.16%	17.37%	9.98%	10.38%
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.27%	8.51%	7.56%	6.57%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.45%	12.76%	7.06%	8.07%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	9.05%	8.67%	8.42%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.14%	12.59%	8.33%	7.69%
Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.15%	25.52%	13.68%	11.18%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty	PIMCO VIT All Asset – Administrative Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.34%	3.74%	4.42%	4.37%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Adminis- trative Class Adviser: Pacific Investment Management Company LLC	2.44%	4.16%	7.10%	1.65%
International Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	1.01%	5.46%	1.34%	2.51%
Short Term Bond	PIMCO VIT Low Duration – Administrative Class Adviser: Pacific Investment Management Company LLC	0.67%	4.50%	1.08%	1.28%
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	1.07%	2.13%	1.93%	2.16%
Small Cap Blend	Royce Micro-Cap – Investment Class Adviser: Royce & Associates, LP	1.18%	13.67%	11.00%	7.28%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

Portfolio Company Objective [Text Block]	InvestmentType
Temporary Fee Reductions, Current Expenses [Text Block]	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements
Variflex | RiskofInvestmentLossMember
Prospectus:
Principal Risk [Text Block]	Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Variflex | ShortTermInvestmentRiskWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. Withdrawals of Purchase Payments are subject to a withdrawal charge for eight years from the date of the first Purchase Payment. This means that all Purchase Payments will be subject to a withdrawal charge until Contract Year 9. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral mean that this Contract is more beneficial to investors with a long time horizon.
Variflex | SubaccountRiskMember
Prospectus:
Principal Risk [Text Block]	Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Variflex | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
Variflex | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Variflex | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Variflex | BusinessDisruptionandCybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”
Variflex | LoanRiskMember
Prospectus:
Principal Risk [Text Block]	Loan Risk — The amount in the Loan Account does not participate in the investment experience of the Subaccounts, therefore, loans can impact the Contract Value and death benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due. If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the total outstanding loan balance will be deemed to be in default for tax reporting purposes.
Variflex | TaxConsequencesRiskMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Variflex | AdvisoryFeeDeductionRiskMember
Prospectus:
Principal Risk [Text Block]	Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Variflex | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Variflex | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.●Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.●The benefits of tax deferral mean the Contract is more beneficial to investors with a long time horizon.
Variflex | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract. ●Each investment option (including the Fixed Account option, if available) has its own unique risks.●You should review the investment options before making an investment decision.
Variflex | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, Security Benefit Life Insurance Company. Any obligations (including under the Fixed Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Variflex | BNYMellonIPTechnologyGrowthServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	BNY Mellon IP Technology Growth – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	25.39%
Average Annual Total Returns, 5 Years [Percent]	15.29%
Average Annual Total Returns, 10 Years [Percent]	14.79%
Variflex | ClearBridgeVariableGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Growth – Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	5.68%
Variflex | ClearbridgeVariableSmallCapGrowthClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth – Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Variflex | GuggenheimVIFHighYieldMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Guggenheim VIF High Yield
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Variflex | GuggenheimVIFTotalReturnBondMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Guggenheim VIF Total Return Bond
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	3.09%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Variflex | InvescoVIAmericanValueSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. American Value – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	30.09%
Average Annual Total Returns, 5 Years [Percent]	13.40%
Average Annual Total Returns, 10 Years [Percent]	8.85%
Variflex | InvescoVIComstockSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. Comstock – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Variflex | InvescoVIDiscoveryMidCapGrowthSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Variflex | InvescoVIEquityandIncomeSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	11.91%
Average Annual Total Returns, 5 Years [Percent]	8.12%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Variflex | InvescoVIEQVInternationalEquitySeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	0.34%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	4.10%
Variflex | InvescoVIGlobalRealEstateSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate – Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(1.80%)
Average Annual Total Returns, 5 Years [Percent]	(2.39%)
Average Annual Total Returns, 10 Years [Percent]	1.52%
Variflex | InvescoVIGovernmentMoneyMarketSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Invesco V.I. Government Money Market – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	1.39%
Variflex | InvescoVIGovernmentSecuritiesSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	Invesco V.I. Government Securities – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	1.48%
Average Annual Total Returns, 5 Years [Percent]	(0.40%)
Average Annual Total Returns, 10 Years [Percent]	0.67%
Variflex | InvescoVIHealthCareSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Health Care – Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	4.17%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Variflex | InvescoVIMainStreetMidCapFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund® – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	16.79%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Variflex | InvescoVIMainStreetSmallCapFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Variflex | LVIPAmericanCenturyUltraServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	LVIP American Century Ultra – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	28.62%
Average Annual Total Returns, 5 Years [Percent]	18.01%
Average Annual Total Returns, 10 Years [Percent]	16.29%
Variflex | LVIPAmericanCenturyValueServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	LVIP American Century Value – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.29%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Variflex | MFSVITIIResearchInternationalServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® VIT II Research International – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	2.78%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Variflex | MFSVITTotalReturnServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	MFS® VIT Total Return – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Variflex | MFSVITUtilitiesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	MFS® VIT Utilities – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Variflex | NAAAllCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi Cap Value
Portfolio Company Name [Text Block]	NAA All Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	8.54%
Variflex | NAALargeCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	NAA Large Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Variflex | NAALargeCoreSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	NAA Large Core Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	25.88%
Average Annual Total Returns, 5 Years [Percent]	14.10%
Average Annual Total Returns, 10 Years [Percent]	12.69%
Variflex | NAALargeGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	NAA Large Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	32.18%
Average Annual Total Returns, 5 Years [Percent]	17.69%
Average Annual Total Returns, 10 Years [Percent]	15.83%
Variflex | NAAMidGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	NAA Mid Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	10.38%
Variflex | NAASmallCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	NAA Small Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	6.57%
Variflex | NAASmallGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	NAA Small Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	12.76%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Variflex | NAASMidCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	NAA SMid-Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Variflex | NAAWorldEquityIncomeSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	NAA World Equity Income Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Variflex | NeubergerBermanAMTSustainableEquityClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity – Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	25.52%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	11.18%
Variflex | PIMCOVITAllAssetAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO VIT All Asset – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	2.34%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	4.37%
Variflex | PIMCOVITCommodityRealReturnStrategyAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn Strategy – Adminis-trative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.44%
Average Annual Total Returns, 1 Year [Percent]	4.16%
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	1.65%
Variflex | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	1.34%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Variflex | PIMCOVITLowDurationAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	1.28%
Variflex | PIMCOVITRealReturnAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.16%
Variflex | RoyceMicroCapInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Royce Micro-Cap – Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	13.67%
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Variflex | StandardDeathBenefitContractIssueAge75orYoungerMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit – Contract Issue Age 75 or Younger
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greatest of (1) all Purchase Payments less any withdrawals (including withdrawal charges), (2) the Contract Value, or (3) the stepped-up death benefit, which is the largest death benefit on any Contract anniversary that is a multiple of six and that occurs prior to the oldest Owner attaining age 76, plus Purchase Payments made and less withdrawals taken since the applicable Contract anniversary.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.●For Contracts in effect for six Contract Years or more as of May 1, 1991, the Contract anniversary immediately preceding May 1, 1991, is deemed to be the sixth Contract anniversary for purposes of determining the stepped-up death benefit.●The stepped-up death benefit will not be included as part of the death benefit calculation if death occurs prior to the end of the sixth Contract Year.●The calculation of this death benefit differs for Contracts issued in Florida.
Name of Benefit [Text Block]	Standard Death Benefit – Contract Issue Age 75 or Younger
Variflex | StandardDeathBenefitContractissueAge76andOlderMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit – Contract Issue Age 76 and Older
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals (including withdrawal charges), or the Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.●The calculation of this death benefit differs for Contracts issued in Florida.
Name of Benefit [Text Block]	Standard Death Benefit – Contract Issue Age 76 and Older
Variflex | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to set up automatic periodic payments from your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Each payment must be at least $100 (unless we consent otherwise).●This option may be elected at any time after the first Contract Year, or during the first Contract Year, if Contract Value is $40,000 or more at the time of election.●Withdrawals may be subject to income tax and penalties.
Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contract Owner may elect to receive systematic withdrawals while the Contract Owner is living and before the Annuity Commencement Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time after the first Contract Year, or during the first Contract Year, if Contract Value is $40,000 or more at the time of election. A Contract Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. A Contract Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Contract Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.Each systematic withdrawal must be at least $25. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax.If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated from the Contract Owner’s Contract Value in the Subaccounts and the Fixed Account, as directed by the Contract Owner. If a Contract Owner does not specify the allocation, the systematic withdrawal will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.Systematic withdrawals generally are subject to any applicable withdrawal charges. See “Charges and Deductions.”The Company may, at any time, discontinue, modify, or suspend systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”
Variflex | DollarCostAveragingOptionMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The minimum amount that may be transferred to any one Subaccount is $25.00.●The Company may discontinue, modify, or suspend Dollar Cost Averaging at any time.●You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of those two options.●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Operation of Benefit [Text Block]	Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Commencement Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.” You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.
Variflex | AssetReallocationOptionMember
Prospectus:
Name of Benefit [Text Block]	Asset Reallocation Option
Purpose of Benefit [Text Block]	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The Company may discontinue, modify, or suspend the availability of the Asset Reallocation Option at any time.●You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of those two options.
Name of Benefit [Text Block]	Asset Reallocation Option
Operation of Benefit [Text Block]	Asset Reallocation Option — For no additional charge, prior to the Annuity Commencement Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. If you are a Participant in a Group Contract qualified under Internal Revenue Code Section 401, the Asset Reallocation Request will be effective on the first Valuation Date of the calendar quarter following the receipt of the request. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.” You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.
Variflex | WaiverofWithdrawalChargeMember
Prospectus:
Name of Benefit [Text Block]	Waiver of Withdrawal Charge
Purpose of Benefit [Text Block]	The Company will waive the withdrawal charge in the event of confinement to a Hospital or Nursing Facility or Terminal Illness, subject to certain conditions
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The Company reserves the right to have the Contract Owner examined by a physician of its choice and at its expense to determine if the Contract Owner is eligible for a waiver.●The waiver is not available in California.●The Terminal Illness waiver is not available in New Jersey.
Name of Benefit [Text Block]	Waiver of Withdrawal Charge
Variflex | LoansMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	The net loan cost equals the difference between the amount of interest the Company charges you for a loan, which is 5.5% (5.0% if your Contract was issued on or after January 4, 1999) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	You may be able to borrow money under your Contract using the Contract Value as the only security for the loan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	The net loan cost equals the difference between the amount of interest the Company charges you for a loan, which is 5.5% (5.0% if your Contract was issued on or after January 4, 1999) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
Brief Restrictions / Limitations [Text Block]	●Only available to participants in a tax deferred retirement plan that allows participant loans.●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.●Collateral in the Loan Account does not participate in the investment experience of the Subaccounts, which can impact the Contract Value and death benefit, even if the loan is repaid in full.
Name of Benefit [Text Block]	Loans
Operation of Benefit [Text Block]	Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Commencement Date. The minimum loan that may be taken is $1,000 ($500 for Contracts issued in New Jersey). The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we are only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.Upon receipt by the Company of a written loan application and agreement and subject to the Company’s approval (which approval or disapproval may be postponed for up to six months after receipt of the loan application), Contract Value in an amount equal to the loan amount is withdrawn from the Subaccounts and/or the Fixed Account proportionately as it is currently invested in the Subaccounts and/or the Fixed Account and transferred into an account called the “Loan Account.” Amounts allocated to the Loan Account earn 3.0% on an annual basis. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate under Fixed Account. Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be equal to 5% (5.5% if your Contract was issued prior to January 4, 1999). The net cost of a loan is the interest rate charged by the Company less the interest rate credited. We are not responsible for determining whether this interest rate is “reasonable” as required by ERISA for loans under ERISA covered 403(b) plans.Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Commencement Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. There is no required minimum payment. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.If you do not make any required loan payment within 30 days of the due date for loans with a monthly repayment schedule or within 90 days of the due date for loans with a quarterly repayment schedule, your total outstanding loan balance will be deemed to be in default for tax reporting purposes. The entire loan balance, with any accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contract Owner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. The Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. The Contract Value at surrender and the death proceeds payable will be reduced by the amount of any outstanding Contract Debt plus accrued interest. Loans, therefore, can affect the Contract Value and benefits linked to the Contract Value, whether or not the loan is repaid. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance. You should consult with your tax advisor on the effect of a loan.
Variflex | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.If the Owner(or Annuitant if you purchased your Contract prior to January 4, 1999) dies prior to the Annuity Commencement Date, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of death of the Owner and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner prior to the Annuity Commencement Date and instructions regarding payment.If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If the Owner is not a natural person, the death benefit proceeds will be calculated as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Commencement Date and instructions regarding payment. Additionally, if the Owner is not a natural person, the amount of the death benefit will be based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Commencement Date, any applicable death benefit will terminate at the Annuity Commencement Date without value. See “Annuity Options.”The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, and any uncollected premium taxes. If an Owner dies during the Accumulation Period and the age of each Owner was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of:●The sum of all Purchase Payments, less any reductions caused by previous withdrawals,●The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company, or●The stepped-up death benefit, if applicable.The stepped-up death benefit is: (1) the largest death benefit on any Contract anniversary that is an exact multiple of six and occurs prior to the oldest Owner attaining age 76, plus (2) any Purchase Payments made since the applicable Contract anniversary, less (3) any withdrawals since the applicable Contract anniversary. For Contracts in effect for six Contract Years or more as of May 1, 1991, the Contract anniversary immediately preceding May 1, 1991, is deemed to be the sixth Contract anniversary for purposes of determining the stepped-up death benefit. The stepped-up death benefit is not payable and will not be included as part of the Death Benefit calculation if you die prior to the end of the sixth Contract Year.If an Owner (or if applicable, an Annuitant) dies during the Accumulation Period and the age of any Owner (or Annuitant) was 76 or greater on the date the Contract was issued, the death benefit will be the greater of: The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office, or Total Purchase Payments reduced by any partial withdrawals. The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.Please note that any death benefit payment we make in excess of Contract Value is subject to our financial strength and claims-paying ability.Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Commencement Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.Death Benefit for Certain Florida Residents. If you were a resident of Florida and purchased your Contract prior to January 4, 1999, your death benefit is as follows. If the Annuitant is 75 or younger as of the date of his or her death, the death benefit is the greatest of: (1) the sum of all Purchase Payments reduced by any partial withdrawals; (2) the Contract Value as of the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office; or (3) the largest Contract Value on any Contract anniversary that is an exact multiple of six, plus any Purchase Payments applied since that anniversary, less any partial withdrawals since that anniversary. If the Annuitant is 76 or older as of the date of his or her death, the death benefit is the Contract Value as of the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office, less any applicable withdrawal charge. The Company currently waives the withdrawal charge applicable to the death benefit.Death Benefit for Group Unallocated Contracts. The death benefit under a Group Unallocated Contract is determined by reference to the terms of the Qualified Plan. The Contract Owner must inform the Company of the amount of the death benefit, and its payment will be treated as a partial withdrawal. The Company will not impose a withdrawal charge upon such a withdrawal and it will not be considered a free withdrawal under the Contract.
Calculation Method of Benefit [Text Block]	Example of the Standard Death Benefit. Assume:(i)The initial Purchase Payment is $100,000 and no additional Purchase Payments are made(ii)In Contract Year five, the Contract Value is $105,000(iii)The Owner takes one withdrawal of $10,000 in Contract Year seven(iv)The Owner dies in Contract Year 10(v)At the time of the Owner’s death, the Contract Value is $89,000(vi)There is no outstanding Contract Debt at the time of the Owner’s deathIf the Owner was 76 years old or older on the Contract Date, the standard death benefit is the greater of the Contract Value or total Purchase Payments less any withdrawals (including withdrawal charges). The Contract Value is $89,000, and the amount of total Purchase Payments less withdrawals and withdrawal charges is $90,000. Thus, the death benefit is $90,000.If the Owner was 75 years old or younger on the Contract Date, the standard death benefit is the greatest of sum of all Purchase Payments less withdrawals (including withdrawal charges), the Contract Value, or the stepped-up death benefit. The stepped-up death benefit is the largest death benefit on any Contract anniversary that is a multiple of five and occurs prior to the oldest Owner (or Annuitant) reaching age 76 plus Purchase Payments made and less withdrawals taken since the applicable Contract anniversary. Assuming the Owner was less than 76 years old in Contract Year five, the stepped-up death benefit is calculated as follows:Death Benefit in Contract Year Five + Purchase Payments since Contract Year Five – Withdrawals since Contract Year Five =$105,000 + $0 - $10,000 = $95,000The death benefit is $95,000.Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:(i)The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.(ii)The Contract Value grows at an annual rate of 3%.(iii)An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Variflex | VariflexContractMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,934.61
Surrender Expense, 1 Year, Minimum [Dollars]	9,182.23
Surrender Expense, 3 Years, Maximum [Dollars]	16,779.13
Surrender Expense, 3 Years, Minimum [Dollars]	11,593.90
Surrender Expense, 5 Years, Maximum [Dollars]	22,731.39
Surrender Expense, 5 Years, Minimum [Dollars]	13,884.20
Surrender Expense, 10 Years, Maximum [Dollars]	39,116.00
Surrender Expense, 10 Years, Minimum [Dollars]	21,439.64
Annuitized Expense, 1 Year, Maximum [Dollars]	3,680.86
Annuitized Expense, 1 Year, Minimum [Dollars]	1,855.28
Annuitized Expense, 3 Years, Maximum [Dollars]	11,191.64
Annuitized Expense, 3 Years, Minimum [Dollars]	5,744.35
Annuitized Expense, 5 Years, Maximum [Dollars]	18,905.61
Annuitized Expense, 5 Years, Minimum [Dollars]	9,884.20
Annuitized Expense, 10 Years, Maximum [Dollars]	39,116.00
Annuitized Expense, 10 Years, Minimum [Dollars]	21,439.64
No Surrender Expense, 1 Year, Maximum [Dollars]	3,680.86
No Surrender Expense, 1 Year, Minimum [Dollars]	1,855.28
No Surrender Expense, 3 Years, Maximum [Dollars]	11,191.64
No Surrender Expense, 3 Years, Minimum [Dollars]	5,744.35
No Surrender Expense, 5 Years, Maximum [Dollars]	18,905.61
No Surrender Expense, 5 Years, Minimum [Dollars]	9,884.20
No Surrender Expense, 10 Years, Maximum [Dollars]	39,116.00
No Surrender Expense, 10 Years, Minimum [Dollars]	21,439.64
Variflex | VariflexContract401kand408kMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	10,934.61
Surrender Expense, 1 Year, Minimum [Dollars]	9,182.23
Surrender Expense, 3 Years, Maximum [Dollars]	18,641.63
Surrender Expense, 3 Years, Minimum [Dollars]	13,543.75
Surrender Expense, 5 Years, Maximum [Dollars]	25,600.72
Surrender Expense, 5 Years, Minimum [Dollars]	16,884.20
Surrender Expense, 10 Years, Maximum [Dollars]	39,116.00
Surrender Expense, 10 Years, Minimum [Dollars]	21,439.64
Annuitized Expense, 1 Year, Maximum [Dollars]	3,680.86
Annuitized Expense, 1 Year, Minimum [Dollars]	1,855.28
Annuitized Expense, 3 Years, Maximum [Dollars]	11,191.64
Annuitized Expense, 3 Years, Minimum [Dollars]	5,744.35
Annuitized Expense, 5 Years, Maximum [Dollars]	18,905.61
Annuitized Expense, 5 Years, Minimum [Dollars]	9,884.20
Annuitized Expense, 10 Years, Maximum [Dollars]	39,116.00
Annuitized Expense, 10 Years, Minimum [Dollars]	21,439.64
No Surrender Expense, 1 Year, Maximum [Dollars]	3,680.86
No Surrender Expense, 1 Year, Minimum [Dollars]	1,855.28
No Surrender Expense, 3 Years, Maximum [Dollars]	11,191.64
No Surrender Expense, 3 Years, Minimum [Dollars]	5,744.35
No Surrender Expense, 5 Years, Maximum [Dollars]	18,905.61
No Surrender Expense, 5 Years, Minimum [Dollars]	9,884.20
No Surrender Expense, 10 Years, Maximum [Dollars]	39,116.00
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,439.64